Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Strategic Global Bond Fund, Inc.
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
Supplement [Text Block]	bsgbfi2_SupplementTextBlock
BlackRock Strategic Global Bond Fund, Inc.

(the “Fund”)

Class K Shares

Supplement dated October 14, 2016

to the Prospectus dated April 29, 2016

Effective as of October 14, 2016, BlackRock Advisors, LLC (“BlackRock”) has agreed to adjust the cap on total expenses to reduce the net expenses paid by shareholders of the Fund. To achieve this expense cap, BlackRock has agreed to waive and/or reimburse fees and/or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Fund’s Class K Shares. Accordingly, the Fund’s Prospectus is amended as follows:

The section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Strategic Global Bond Fund, Inc. — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1]	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]	0.52%
Interest Expense[2]	0.03%
Miscellaneous Other Expenses	0.49%
Other Expenses of the Subsidiary[3]	—
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[4]	1.03%
Fee Waivers and/or Expense Reimbursements[5]	(0.45)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[5]	0.58%

[1]	Management Fee restated to reflect current fees.

[2]	Interest Expense is based on estimated amounts for the current year.

[3]	The Strategic Global Bond Fund (Cayman) (the “Subsidiary”) is newly organized and, accordingly, Other Expenses of the Subsidiary are based on estimated amounts for the current fiscal year of less than 0.01%.

[4]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of the Management Fee and Interest Expense to reflect current fees.

[5]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 29, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.54% of average daily net assets through April 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$59	$283	$525	$1,219

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 477% of the average value of its portfolio.

BlackRock Strategic Global Bond Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bsgbfi2_SupplementTextBlock
BlackRock Strategic Global Bond Fund, Inc.

(the “Fund”)

Class K Shares

Supplement dated October 14, 2016

to the Prospectus dated April 29, 2016

Effective as of October 14, 2016, BlackRock Advisors, LLC (“BlackRock”) has agreed to adjust the cap on total expenses to reduce the net expenses paid by shareholders of the Fund. To achieve this expense cap, BlackRock has agreed to waive and/or reimburse fees and/or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Fund’s Class K Shares. Accordingly, the Fund’s Prospectus is amended as follows:

The section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Strategic Global Bond Fund, Inc. — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1]	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]	0.52%
Interest Expense[2]	0.03%
Miscellaneous Other Expenses	0.49%
Other Expenses of the Subsidiary[3]	—
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[4]	1.03%
Fee Waivers and/or Expense Reimbursements[5]	(0.45)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[5]	0.58%

[1]	Management Fee restated to reflect current fees.

[2]	Interest Expense is based on estimated amounts for the current year.

[3]	The Strategic Global Bond Fund (Cayman) (the “Subsidiary”) is newly organized and, accordingly, Other Expenses of the Subsidiary are based on estimated amounts for the current fiscal year of less than 0.01%.

[4]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of the Management Fee and Interest Expense to reflect current fees.

[5]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 29, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.54% of average daily net assets through April 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$59	$283	$525	$1,219

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 477% of the average value of its portfolio.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 477% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	477.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Interest Expense is based on estimated amounts for the current year.

		The Strategic Global Bond Fund (Cayman) (the “Subsidiary”) is newly organized and, accordingly, Other Expenses of the Subsidiary are based on estimated amounts for the current fiscal year of less than 0.01%.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fee restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of the Management Fee and Interest Expense to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
BlackRock Strategic Global Bond Fund, Inc. | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.03%	[2]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.49%
Other Expenses of the Subsidiary	rr_Component3OtherExpensesOverAssets		[3]
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[4]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.58%	[5]
1 Year	rr_ExpenseExampleYear01	$ 59
3 Years	rr_ExpenseExampleYear03	283
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	$ 1,219

[1]	Management Fee restated to reflect current fees.
[2]	Interest Expense is based on estimated amounts for the current year.
[3]	The Strategic Global Bond Fund (Cayman) (the “Subsidiary”) is newly organized and, accordingly, Other Expenses of the Subsidiary are based on estimated amounts for the current fiscal year of less than 0.01%.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of the Management Fee and Interest Expense to reflect current fees.
[5]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 29, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.54% of average daily net assets through April 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.